2020 K Street N.W.

Washington, D.C. 20006

T: +202.373.6000

F: +202.373.6001

www.bingham.com

November 18, 2013

VIA EDGAR

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AdvisorShares Trust (File Nos. 333-157876 and 811-22110) Filing Pursuant to Rule 497 under the Securities Act of 1933

Ladies and Gentlemen:

On behalf of our client, AdvisorShares Trust (the “Trust”), we are filing, pursuant to Rule 497 under the Securities Act of 1933, revised risk/return summary information in interactive data format for the following series of the Trust: the Accuvest Global Long Short ETF, Accuvest Global Opportunities ETF, Cambria Global Tactical ETF, Global Alpha and Beta ETF, Global Echo ETF, Madrona Domestic ETF, Madrona International ETF, Madrona Global Bond ETF, Meidell Tactical Advantage ETF, Newfleet Multi-Sector Income ETF, Peritus High Yield ETF, Pring Turner Business Cycle ETF, QAM Equity Hedge ETF, Ranger Equity Bear ETF, STAR Global Buy-Write ETF, TrimTabs Float Shrink ETF, and WCM/BNY Mellon Focused Growth ADR ETF.

Please contact me at (202) 373-6046 with your questions or comments.

Sincerely,

/s/ Amanda R. Goodhart

Amanda R. Goodhart